FINANCIAL INSTRUMENTS - Fair Value Measurement of Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	$ 11,493	$ 1,440
Financial liabilities	(10,058)	(1,357)
Recurring
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	9,100	1,179
Financial liabilities	(13)	(12)
Recurring | Derivative liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(1)
Recurring | Funds withheld liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(12)	(12)
Recurring | Bonds | Fair value through profit or loss:
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,963	1,104
Recurring | Bonds | AFS investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,593	65
Recurring | Common shares | Fair value through profit or loss:
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	243
Recurring | Common shares | AFS investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	32
Recurring | Preferred shares | Fair value through profit or loss:
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	4
Recurring | Preferred shares | AFS investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	14	3
Recurring | Private debt | AFS investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	208
Recurring | Derivative assets | Fair value through profit or loss:
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	146	7
Recurring | Reinsurance funds withheld | Fair value through profit or loss:
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	4,650
Recurring | Private equity and other | AFS investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	247
Recurring | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,425	5
Financial liabilities	0	0
Recurring | Level 1 | Derivative liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0
Recurring | Level 1 | Funds withheld liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring | Level 1 | Bonds | Fair value through profit or loss:
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring | Level 1 | Bonds | AFS investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,165	0
Recurring | Level 1 | Common shares | Fair value through profit or loss:
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	243
Recurring | Level 1 | Common shares | AFS investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1
Recurring | Level 1 | Preferred shares | Fair value through profit or loss:
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	4
Recurring | Level 1 | Preferred shares | AFS investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	3	3
Recurring | Level 1 | Private debt | AFS investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0
Recurring | Level 1 | Derivative assets | Fair value through profit or loss:
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	9	2
Recurring | Level 1 | Reinsurance funds withheld | Fair value through profit or loss:
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0
Recurring | Level 1 | Private equity and other | AFS investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0
Recurring | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	7,210	1,174
Financial liabilities	(13)	(12)
Recurring | Level 2 | Derivative liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(1)
Recurring | Level 2 | Funds withheld liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(12)	(12)
Recurring | Level 2 | Bonds | Fair value through profit or loss:
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,963	1,104
Recurring | Level 2 | Bonds | AFS investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	428	65
Recurring | Level 2 | Common shares | Fair value through profit or loss:
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0
Recurring | Level 2 | Common shares | AFS investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	31
Recurring | Level 2 | Preferred shares | Fair value through profit or loss:
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0
Recurring | Level 2 | Preferred shares | AFS investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1	0
Recurring | Level 2 | Private debt | AFS investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0
Recurring | Level 2 | Derivative assets | Fair value through profit or loss:
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	137	$ 5
Recurring | Level 2 | Reinsurance funds withheld | Fair value through profit or loss:
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	4,650
Recurring | Level 2 | Private equity and other | AFS investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0
Recurring | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	465
Financial liabilities	0
Recurring | Level 3 | Derivative liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0
Recurring | Level 3 | Funds withheld liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0
Recurring | Level 3 | Bonds | Fair value through profit or loss:
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0
Recurring | Level 3 | Bonds | AFS investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0
Recurring | Level 3 | Common shares | Fair value through profit or loss:
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0
Recurring | Level 3 | Common shares | AFS investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0
Recurring | Level 3 | Preferred shares | Fair value through profit or loss:
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0
Recurring | Level 3 | Preferred shares | AFS investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	10
Recurring | Level 3 | Private debt | AFS investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	208
Recurring | Level 3 | Derivative assets | Fair value through profit or loss:
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0
Recurring | Level 3 | Reinsurance funds withheld | Fair value through profit or loss:
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0
Recurring | Level 3 | Private equity and other | AFS investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	$ 247